Schedule of U.S. Federal Statutory Income Tax Rate and Reported Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes computed at the federal statutory rate					$ (369,000)	$ (281,000)
States taxes, net of federal benefits					(69,000)	(53,000)
Permanent differences					(136,000)	17,000
True-up adjustments					115,000	199,000
Adjustment to net operating loss					(17,000)	(86,000)
Change in valuation allowance					476,000	204,000
Reported income tax (benefit) expense